Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	0-14939
Entity Registrant Name	America's Car-Mart, Inc.
Entity Central Index Key	0000799850
Entity Tax Identification Number	63-0851141
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1805 North 2nd Street
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Rogers
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72756
City Area Code	(479)
Local Phone Number	464-9944
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CRMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false